Share-based Compensation - HCML Share Option Activity (Details) - HCML Share Option Scheme - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of share options
Outstanding as at beginning of period (in shares)	19,432,560	18,554,850
Granted (in shares)	12,746,500	2,315,000
Exercised (in shares)		(329,000)
Cancelled (in shares)	(1,200,040)	(1,012,110)
Expired (in shares)	(574,090)	(96,180)
Outstanding as at end of period (in shares)	30,404,930	19,432,560	18,554,850
Vested and exercisable (in shares)	11,508,890	10,139,170
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)	£ 3.27	£ 3.31
Granted (in GBP per share)	3.51	3.18
Exercised (in GBP per share)		0.61
Cancelled (in GBP per share)	4.55	4.61
Expired (in GBP per share)	4.61	4.65
Outstanding balance as at end of period (in GBP per share)	3.28	3.27	£ 3.31
Vested and exercisable (in GBP per share)	£ 2.64	£ 2.39
Weighted average remaining contractual life
Outstanding (in years)	7 years 7 months 6 days	6 years 8 months 1 day	7 years 4 months 6 days
Vested and exercisable (in years)	4 years 9 months 10 days	4 years 10 months 20 days
Aggregate intrinsic value
Outstanding (in GBP)	£ 35,790	£ 18,668	£ 15,158
Vested and exercisable (in GBP)	£ 21,302	£ 16,654